S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 27, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	managing members of our sponsor, Muzero Acquisition Sponsors LLC